Investment Risks	Apr. 22, 2026
Defiance Daily Target 2X Long ASTS ETF | ASTS Risks [Member]
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ASTS Risks. The Fund invests in swap contracts and options that are based on the share price of ASTS. This subjects the Fund to certain of the same risks as if it owned shares of ASTS, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of ASTS, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long ASTS ETF | Indirect Investment in ASTS Risk [Member]
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●	Indirect Investment in ASTS Risk. ASTS is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of ASTS but will be exposed to the performance of ASTS (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from ASTS, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long ASTS ETF | ASTS Trading Risk [Member]
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●	ASTS Trading Risk. The trading price of ASTS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence ASTS’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence ASTS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for ASTS’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long ASTS ETF | ASTS Performance Risk [Member]
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●	ASTS Performance Risk. ASTS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ASTS to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ASTS provides may not ultimately be accurate. If ASTS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ASTS could decline significantly.

Defiance Daily Target 2X Long ASTS ETF | ASTS Investing Risk [Member]
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●	ASTS Investing Risk. ASTS faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, product liability claims, and the ability to attract, hire and retain key employees or qualified personnel. The trading price of ASTS common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of ASTS’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. ASTS is a highly dynamic company, and its operations, including its products and services, may change.

Defiance Daily Target 2X Long ASTS ETF | ASTS Operations Regulatory and Key Person Risk [Member]
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●	ASTS Operations, Regulatory and Key Person Risk. ASTS’ space based cellular network continues to be developed and there can be no assurance that it will complete such network and related infrastructure, products and services on a timely basis, on budget or at all. Design, assembly and launch of satellite systems are highly complex and historically have been subject to frequent delays and cost over-runs. ASTS has a limited operating history and operates in a rapidly evolving industry, making it difficult to project prospects for future profitability. ASTS also has a history of losses and may never become profitable, and its success is dependent on multiple factors outside of its control. ASTS has contracted with government entities to provide services, and such customer relationships are subject to risks including early termination, audits, investigations, sanctions and penalties. Its business is subject to extensive government regulation worldwide, and its ability to provide services to its customers and generate revenues could be harmed by adverse government regulatory actions. ASTS is highly dependent upon its founder and chief executive officer, and if it is unable to retain him, or unable to attract and retain other key employees, its business could be adversely affected.

Defiance Daily Target 2X Long ASTS ETF | Technology Sector Risk [Member]
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●	Technology Sector Risk. ASTS operates withing the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long ASTS ETF | Communication Services Sector Risk [Member]
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●	Communication Services Sector Risk. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company's profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Defiance Daily Target 2X Long ASTS ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long ASTS ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 104.33%. The Underlying Security’s annualized performance during this period was 47.97%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long ASTS ETF | Daily Correlation/Tracking Risk [Member]
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Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long ASTS ETF | Leverage Risk [Member]
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Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long ASTS ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long ASTS ETF | Swap Agreements [Member]
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Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long ASTS ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long ASTS ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long ASTS ETF | Intra-Day Investment Risk [Member]
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Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long ASTS ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long ASTS ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long ASTS ETF | ETF Risks [Member]
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Defiance Daily Target 2X Long ASTS ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long ASTS ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long ASTS ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long ASTS ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long ASTS ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long ASTS ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long ASTS ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long ASTS ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long ASTS ETF | Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long ASTS ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long ASTS ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long ASTS ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long ASTS ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long ASTS ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long ASTS ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long ASTS ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long ASTS ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long ASTS ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long BKSY ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. BKSY operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long BKSY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long BKSY ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 90.07%. The Underlying Security’s annualized performance during this period was -29.54%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long BKSY ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long BKSY ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long BKSY ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long BKSY ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long BKSY ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long BKSY ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long BKSY ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long BKSY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long BKSY ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long BKSY ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long BKSY ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long BKSY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long BKSY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long BKSY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long BKSY ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long BKSY ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long BKSY ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long BKSY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long BKSY ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long BKSY ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long BKSY ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long BKSY ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long BKSY ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long BKSY ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long BKSY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long BKSY ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long BKSY ETF | BKSY Risks [Member]
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BKSY Risks. The Fund invests in swap contracts and options that are based on the share price of BKSY. This subjects the Fund to certain of the same risks as if it owned shares of BKSY, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of BKSY, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long BKSY ETF | Indirect Investment in BKSY Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in BKSY Risk. BKSY is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of BKSY but will be exposed to the performance of BKSY (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from BKSY, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long BKSY ETF | BKSY Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	BKSY Trading Risk. The trading price of BKSY may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence BKSY’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence BKSY’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for BKSY’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long BKSY ETF | BKSY Performance Risk [Member]
Prospectus [Line Items]
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●	BKSY Performance Risk. BKSY may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BKSY to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BKSY provides may not ultimately be accurate. If BKSY’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BKSY could decline significantly.

Defiance Daily Target 2X Long BKSY ETF | BKSY Operational and Regulatory Risk [Member]
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Risk [Text Block]
●	BKSY Operational and Regulatory Risk. BKSY has a limited history of operations, making it difficult to predict or achieve future operating results, and it may not be to sustain its current revenue growth in the future. BKSY has incurred significant losses each year since its inception and there is no guarantee of future profitability. Its ability to grow depends on the successful production, launch and operation commissioning of its satellites and related systems which are subject to uncertainties and risks beyond the control of BKSY. BKSY’s business is capital intensive, and it may not be able to adequately finance its capital needs through operations or capital raises and may be able to do only on terms that significantly restrict its operational abilities. Its engagement with various governmental entities and agencies is subject to their respective policies, priorities, regulations, mandates and funding levels and BKSY may be negatively impacted by changes to any such variables. BKSY is also subject to a wide variety of additional extensive and evolving government laws and regulations, with which failure to comply, or the imposition of additional laws and regulations, could have a material adverse effect on its business.

Defiance Daily Target 2X Long BKSY ETF | Key Customers Risk [Member]
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Risk [Text Block]
●	Key Customers Risk. BKSY is dependent on a small number of customers for a large portion of our revenue. A significant decrease in the sales to or loss of any of its major customers would have a material adverse effect on its business, financial condition, and results of operations. In fiscal years 2024 and 2023, BKSY had three customers that each accounted for more than 10% of its total revenue and in the aggregate, accounted for 88% and 88% of its total revenue, respectively. Customers in the defense market generally purchase BKSY’s services in connection with government programs that have a limited duration, leading to fluctuating sales to any particular customer in this market from year to year. If BKSY loses one or more of its large customers, or if it experiences a significant reduction in business from one or more large customers, there is no assurance that BKSY would be able to replace those customers to generate comparable revenue over a short time period, which could harm its operating results and profitability.

Defiance Daily Target 2X Long BKSY ETF | CommercialProfessional Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commercial/Professional Services Industry Risk. Companies that provide commercial or professional services can face risks associated with decline in the markets for their services which may be accelerated during global economic crises. These companies may face competition for talent and face risks associated with technology applications that rely upon new skills sets for deployment and operations, as well as workforce reductions or replenishment due to information technology applications that use artificial intelligence and machine learning software.

Defiance Daily Target 2X Long BKSY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long BKSY ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long COHR ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. COHR operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long COHR ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long COHR ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

Defiance Daily Target 2X Long COHR ETF | Daily Correlation/Tracking Risk [Member]
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Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long COHR ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long COHR ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long COHR ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long COHR ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long COHR ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long COHR ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long COHR ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long COHR ETF | Rebalancing Risk [Member]
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Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long COHR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long COHR ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
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Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long COHR ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long COHR ETF | Costs of Buying or Selling Shares [Member]
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Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long COHR ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long COHR ETF | Trading [Member]
Prospectus [Line Items]
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Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long COHR ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long COHR ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long COHR ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long COHR ETF | Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long COHR ETF | Liquidity Risks [Member]
Prospectus [Line Items]
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Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long COHR ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long COHR ETF | New Fund Risk [Member]
Prospectus [Line Items]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long COHR ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long COHR ETF | Operational Risk [Member]
Prospectus [Line Items]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long COHR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long COHR ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long COHR ETF | COHR Risks [Member]
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COHR Risks. The Fund invests in swap contracts and options that are based on the share price of COHR. This subjects the Fund to certain of the same risks as if it owned shares of COHR, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of COHR, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long COHR ETF | Indirect Investment in COHR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in COHR Risk. COHR is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of COHR but will be exposed to the performance of COHR (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from COHR, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long COHR ETF | COHR Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	COHR Trading Risk. The trading price of COHR may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence COHR’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence COHR’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for COHR’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long COHR ETF | COHR Performance Risk [Member]
Prospectus [Line Items]
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●	COHR Performance Risk. COHR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of COHR to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance COHR provides may not ultimately be accurate. If COHR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by COHR could decline significantly.

Defiance Daily Target 2X Long COHR ETF | COHR Operational and Regulatory Risk [Member]
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●	COHR Operational and Regulatory Risk. A significant portion of COHR’s business is subject to cyclical market factors which may prevent it from accurately projecting customer demand, growth rates or profitability projections. COHR depends on highly complex manufacturing processes that require strategic materials, components and products from limited supply sources, and failure to obtain such materials may adversely affects COHR’s results of operations and financial condition. COHR has a substantial amount of outstanding debt which could substantially affect its business, financial condition or results of operations. Significant political, trade, and regulatory developments (including recently announced tariffs) beyond its control could also have a material adverse impact on COHR’s operations. COHR’s business is subject to various governmental regulations, including complex import and export regulations of the countries in which it operates, and compliance with which could result in significant expense; and failure to comply with applicable regulations could result in fines or penalties that could potentially adversely impact its business and operations.

Defiance Daily Target 2X Long COHR ETF | Key Customer Risks [Member]
Prospectus [Line Items]
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●	Key Customer Risks. A small number of customers have consistently accounted for a significant portion of COHR’s revenues, with two customers each contributing more than 10% of total revenues in fiscal 2025. COHR’s success will depend on its continued ability to develop and manage relationships with its large customers and their continued need for COHR’s products. Although COHR is attempting to expand its customer base, COHR expects that significant customer concentration will continue for the foreseeable future. COHR may not be able to offset any decline in revenues from its existing large customers with revenues from new customers, and its quarterly results may be volatile because it is dependent on large orders from these customers that may be reduced, delayed, or cancelled. The markets in which COHR has historically sold its optical subsystems and components products are dominated by a relatively small number of systems manufacturers, thereby limiting the number of its potential customers.

Defiance Daily Target 2X Long COHR ETF | COHR Restructuring Risk [Member]
Prospectus [Line Items]
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●	COHR Restructuring Risk. COHR has recently undertaken a number of restructuring actions, including site consolidations, facilities moves and closures, workforce reductions, contract terminations and other cost reductions in an effort to re-align its cost structure and implement a simpler, more streamlined business model. Ongoing implementation of the restructuring has resulted in material pre-tax charges, severance, employee benefits and employee transition and other costs. The restructuring may also result in other unintended adverse consequences, including higher than anticipated restructuring costs, employee attrition, decreased remaining employee morale, negative reputational effects, loss of institutional knowledge and expertise of departing employees and the potential failures or delays in meeting operational or growth targets due to the restructuring.

Defiance Daily Target 2X Long COHR ETF | Electronic EquipmentÂ Instruments and Components Industry Risk [Member]
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●	Electronic Equipment, Instruments and Components Industry Risk. Companies in the electronic equipment, instruments, and components industry face risks posed by geopolitical tensions such as trade wars, sanctions, and export controls, which can disrupt the flow of critical components, raw materials, and advanced technologies. Such disruptions may lead to shortages, longer lead times, and increased costs. Geopolitical events can also destabilize key manufacturing regions. Such companies may also be heavily dependent on a single or a few suppliers for components which increases their vulnerability to unforeseeable events like natural disasters, factory fires, equipment breakdowns, or labor strikes. Limited production capacity for key components like semiconductors and potential scarcities of critical minerals (e.g., lithium) can cause production delays and cost increases. Congestion at ports, container shortages, and rising shipping costs can hinder timely delivery of components.

Defiance Daily Target 2X Long COHR ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long COHR ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long ENVX ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. ENVX operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long ENVX ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long ENVX ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 93.35%. The Underlying Security’s annualized performance during this period was -17.19%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long ENVX ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long ENVX ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long ENVX ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long ENVX ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long ENVX ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long ENVX ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long ENVX ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long ENVX ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long ENVX ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long ENVX ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long ENVX ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long ENVX ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long ENVX ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long ENVX ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long ENVX ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long ENVX ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long ENVX ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long ENVX ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long ENVX ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long ENVX ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long ENVX ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long ENVX ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long ENVX ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long ENVX ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long ENVX ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long ENVX ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long ENVX ETF | ENVX Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ENVX Risks. The Fund invests in swap contracts and options that are based on the share price of ENVX. This subjects the Fund to certain of the same risks as if it owned shares of ENVX, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of ENVX, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long ENVX ETF | Indirect Investment in ENVX Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in ENVX Risk. ENVX is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of ENVX but will be exposed to the performance of ENVX (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from ENVX, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long ENVX ETF | ENVX Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ENVX Trading Risk. The trading price of ENVX may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence ENVX’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence ENVX’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for ENVX’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long ENVX ETF | ENVX Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ENVX Performance Risk. ENVX may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ENVX to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ENVX provides may not ultimately be accurate. If ENVX’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ENVX could decline significantly.

Defiance Daily Target 2X Long ENVX ETF | ENVX Operations and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ENVX Operations and Regulatory Risk. ENVX operates extensively in international markets, with significant reliance on a manufacturer in Asia for facilities, procurement and personnel needed for its operations. Any changes to such relationship, expected or unexpected, could adversely disrupt or delay operations and harm ENVX’s business. Its international operations and global supply relationships for components and raw materials also expose it to operational, financial and regulatory risks, including foreign currency exchange rate risks, as well as risks related to geopolitical tensions and conflicts, such as changes to trade policies and tariff regulations. ENVX has a concentration of customers within the defense sector and a dependence on customers in any single sector creates potential risks to its financial stability. ENVX has a history of financial losses and expects to incur significant expenses and continuing losses for the foreseeable future. ENVX relies on a new and complex manufacturing process for the production of its lithium-ion battery cells, which is not currently operating at scale. Changes in tax laws or governmental regulations that are applied adversely to ENVX or to its customers could have a material adverse effect on ENVX’s business, cash flow, financial condition or results of operations.

Defiance Daily Target 2X Long ENVX ETF | Battery Market Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Battery Market Competition Risk. The battery market in which ENVX competes continues to evolve and is highly competitive. ENVX focuses its efforts on its lithium-ion battery technology designed to outperform conventional battery technology. However, lithium-ion battery technology has been widely adopted and ENVX’s current competitors have, and future competitors may have, greater resources than ENVX does and may also be able to devote greater resources to the development of their current and future technologies. ENVX must continue to commit significant resources to develop its battery technology to establish a competitive position, and these commitments will be made without knowing whether such investments will result in products potential customers will find acceptable. There is no assurance ENVX will successfully identify new customer requirements, develop and bring its batteries to market on a timely basis, or that products and technologies developed by others will not render ENVX’s batteries obsolete or noncompetitive, any of which would adversely affect ENVX’s business and operating results.

Defiance Daily Target 2X Long ENVX ETF | Electrical Equipment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund's portfolio securities and the performance of the Fund.

Defiance Daily Target 2X Long ENVX ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long ENVX ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long FRSH ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. FRSH operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long FRSH ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long FRSH ETF | Compounding and Market Volatility Risk [Member]
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Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 60.31%. The Underlying Security’s annualized performance during this period was 1.22%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long FRSH ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long FRSH ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long FRSH ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long FRSH ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long FRSH ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long FRSH ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long FRSH ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long FRSH ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long FRSH ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long FRSH ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long FRSH ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long FRSH ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long FRSH ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long FRSH ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long FRSH ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long FRSH ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long FRSH ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long FRSH ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long FRSH ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long FRSH ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long FRSH ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long FRSH ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long FRSH ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long FRSH ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long FRSH ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long FRSH ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long FRSH ETF | FRSH Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

FRSH Risks. The Fund invests in swap contracts and options that are based on the share price of FRSH. This subjects the Fund to certain of the same risks as if it owned shares of FRSH, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of FRSH, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long FRSH ETF | Indirect Investment in FRSH Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in FRSH Risk. FRSH is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of FRSH but will be exposed to the performance of FRSH (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from FRSH, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long FRSH ETF | FRSH Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FRSH Trading Risk. The trading price of FRSH may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence FRSH’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence FRSH’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for FRSH’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long FRSH ETF | FRSH Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FRSH Performance Risk. FRSH may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of FRSH to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance FRSH provides may not ultimately be accurate. If FRSH’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by FRSH could decline significantly.

Defiance Daily Target 2X Long FRSH ETF | FRSH Operations and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FRSH Operations and Regulatory Risk. FRSH operates extensively in international markets, with significant operations, research and development concentrated in India. Its international operations and global customer relationships also expose it to operational, financial and regulatory risks, including foreign currency exchange rate risks, as well as risks related to geopolitical tensions and conflicts, such as changes to trade policies and tariff regulations. FRSH has historically been unprofitable and has implemented reductions in force and other cost-cutting measures to improve its results of operations. FRSH has invested significant capital in artificial intelligence (AI) to build out its customer service offerings, but to date the future revenue and return contributions from its AI investments, and the adoption by customers of its AI-powered customer solutions, remain uncertain. Its utilization of AI may result in operational challenges, legal liability and reputational concerns that could adversely affect is business. Many of its customers are small- to medium-sized businesses that may be more susceptible to economic downturns, leading to uncertain customer renewal rates. FRSH has experienced, and may continue to experience, cybersecurity threats and attempts to gain unauthorized access to its systems, and any failure of its or its third-party service providers’ information technology infrastructure could disrupt operations, expose sensitive information, or result in liability and reputational harm. FRSH’s business is and will continue to be subject to extensive and varying U.S. federal and State, and non-U.S, governmental laws and regulations, many of which are evolving with uncertain applications to FRSH. The costs of compliance with such laws and regulations are high, likely to increase in the future and may disproportionately impact FRSH’s business in comparison to its competitors with greater resources.

Defiance Daily Target 2X Long FRSH ETF | Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Defiance Daily Target 2X Long FRSH ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long FRSH ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long GSAT ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. GSAT operates withing the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long GSAT ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Communication Services Sector Risk. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company's profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Defiance Daily Target 2X Long GSAT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long GSAT ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 80.49%. The Underlying Security’s annualized performance during this period was 26.80%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long GSAT ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long GSAT ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long GSAT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long GSAT ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long GSAT ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long GSAT ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long GSAT ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long GSAT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long GSAT ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long GSAT ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long GSAT ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long GSAT ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long GSAT ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long GSAT ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long GSAT ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long GSAT ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long GSAT ETF | Economic and Market Risk [Member]
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Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long GSAT ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long GSAT ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long GSAT ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long GSAT ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long GSAT ETF | New Fund Risk [Member]
Prospectus [Line Items]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long GSAT ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long GSAT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long GSAT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long GSAT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long GSAT ETF | Gsat Risks Member [Member]
Prospectus [Line Items]
Risk [Text Block]

GSAT Risks. The Fund invests in swap contracts and options that are based on the share price of GSAT. This subjects the Fund to certain of the same risks as if it owned shares of GSAT, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of GSAT, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long GSAT ETF | Indirect Investment in GSAT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in GSAT Risk. GSAT is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of GSAT but will be exposed to the performance of GSAT (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from GSAT, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long GSAT ETF | GSAT Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	GSAT Trading Risk. The trading price of GSAT may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence GSAT’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence GSAT’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for GSAT’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long GSAT ETF | GSAT Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	GSAT Performance Risk. GSAT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of GSAT to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance GSAT provides may not ultimately be accurate. If GSAT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by GSAT could decline significantly.

Defiance Daily Target 2X Long GSAT ETF | GSAT Operations and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	GSAT Operations and Regulatory Risk. GSAT is subject to intense competition with other satellite services providers, many with greater resources and which are expanding into markets served by GSAT. GSAT has historically maintained a high debt-to-equity ratio, with limited profitability and has reported negative cash flows attributable to significant costs of developing, launching and maintaining its satellite network. GSAT’s business is subject to extensive government regulation worldwide, and its ability to obtain regulatory approvals, provide services to its customers and generate revenues could be harmed by adverse government regulatory actions. GSAT’s ability to maneuver its satellites to avoid potential collisions with space debris is limited by, among other factors, uncertainties and inaccuracies in the projected orbit location of, and predicted conjunctions with, debris objects tracked and catalogued by the U.S. government. Some space debris is too small to be tracked; therefore, its orbital location is completely unknown. Debris that cannot be tracked can still be large enough to potentially cause severe damage to or failure of one of GSAT’s satellites should a collision occur. If a satellite experiences collisions with space debris, GSAT’s service could be impaired. Any such collision could potentially expose GSAT to significant losses.

Defiance Daily Target 2X Long GSAT ETF | GSAT Customer Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	GSAT Customer Concentration Risk. GSAT’s customer base is significantly concentrated with one or a few customers and strategic partners, accounting for over half of its revenues and network capacity. The loss of, or a substantial reduction in business from, any such major customer or strategic partnership could materially and adversely affect GSAT’s financial performance, operations, and stock price. Customer or partner decisions to transition to competing products or delay adoption of GSAT’s solutions would likewise adversely impact growth.

Defiance Daily Target 2X Long GSAT ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long GSAT ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long JD ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. JD operates withing the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long JD ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long JD ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 52.73%. The Underlying Security’s annualized performance during this period was -19.25%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long JD ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long JD ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long JD ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long JD ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long JD ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long JD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long JD ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long JD ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long JD ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long JD ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long JD ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long JD ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long JD ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long JD ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long JD ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long JD ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long JD ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long JD ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long JD ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long JD ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long JD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long JD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long JD ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long JD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long JD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long JD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long JD ETF | JD Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

JD Risks. The Fund invests in swap contracts and options that are based on the share price of JD. This subjects the Fund to certain of the same risks as if it owned shares of JD, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of JD, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long JD ETF | Indirect Investment in JD Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in JD Risk. JD is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of JD but will be exposed to the performance of JD (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from JD, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long JD ETF | JD Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	JD Trading Risk. The trading price of JD may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence JD’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence JD’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for JD’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long JD ETF | JD Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	JD Performance Risk. JD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of JD to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance JD provides may not ultimately be accurate. If JD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by JD could decline significantly.

Defiance Daily Target 2X Long JD ETF | JD Operations and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	JD Operations and Regulatory Risk. JD is subject to intense competition with other internet and direct marketing retailers, some of which have greater resources and are expanding into markets in which JD operates. GSAT is subject to substantial risks and uncertainties relating to doing business in China, including navigating significant authority over its operations by the government of the People’s Republic of China and uncertainties with respect to the mainland Chinese legal system, particularly in respect of the regulation of internet-related businesses.

Defiance Daily Target 2X Long JD ETF | JD Business Structural Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	JD Business Structural Risks. Exposure to JD, a Cayman Islands holding company, carries several significant risks due to the company’s unique business structure and its base of operations primarily in China. Due to restrictions on foreign ownership and investment in China, JD, like other foreign-incorporated entities operating in China, functions through a Variable Interest Entity structure (VIE) for its internet and other business activities. The VIEs are owned and incorporated by Chinese citizens or entities controlled by them, not JD itself. Though contractual agreements enable JD to effectively control the VIEs and realize the economic benefits, investors are essentially purchasing equity securities in a Cayman Islands holding company rather than equity securities issued by JD’s consolidated subsidiaries and the VIE. This structure exposes investors to potential risks and uncertainties, including regulatory changes in China.

Defiance Daily Target 2X Long JD ETF | Holding Foreign Companies Accountable Act (HFCAA) Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Holding Foreign Companies Accountable Act (HFCAA) Risks. The HFCAA is a U.S. law enacted in 2020, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by the Fund could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. In 2022, China regulators entered into an agreement with the PCAOB to facilitate access to the documents required for inspection of audit firms and audit documents with respect to Chinese issuers listed on U.S. exchanges. However, if the PCAOB is unable to inspect a company’s auditors for three consecutive years, the issuer’s securities would be de-listed from the U.S. exchange on which it trades and the resulting impact could negatively impact the Fund’s performance.

Defiance Daily Target 2X Long JD ETF | Internet & Direct Marketing Retail Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Internet & Direct Marketing Retail Risk. Companies, such as JD, that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Defiance Daily Target 2X Long JD ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long JD ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long LEU ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long LEU ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 85.19%. The Underlying Security’s annualized performance during this period was 48.90%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long LEU ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long LEU ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long LEU ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long LEU ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long LEU ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long LEU ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long LEU ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long LEU ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long LEU ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long LEU ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long LEU ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long LEU ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long LEU ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long LEU ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long LEU ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long LEU ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long LEU ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long LEU ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long LEU ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long LEU ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long LEU ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long LEU ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long LEU ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long LEU ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long LEU ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long LEU ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long LEU ETF | LEU Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

LEU Risks. The Fund invests in swap contracts and options that are based on the share price of LEU. This subjects the Fund to certain of the same risks as if it owned shares of LEU, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of LEU, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long LEU ETF | Indirect Investment in LEU Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in LEU Risk. LEU is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of LEU but will be exposed to the performance of LEU (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from LEU, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long LEU ETF | LEU Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	LEU Trading Risk. The trading price of LEU may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence LEU’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence LEU’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for LEU’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long LEU ETF | LEU Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	LEU Performance Risk. LEU may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of LEU to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance LEU provides may not ultimately be accurate. If LEU’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by LEU could decline significantly.

Defiance Daily Target 2X Long LEU ETF | Uranium and Nuclear Fuel Supply Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Uranium and Nuclear Fuel Supply Risk. Uranium prices are highly volatile due to the interplay of supply and demand dynamics, geopolitical developments, and regulatory changes. The uranium market is relatively small and concentrated, with a limited number of producers and suppliers. As a result, the price of uranium can experience significant fluctuations in response to even minor changes in market conditions, such as shifts in nuclear energy policies, changes in reactor demand, or disruptions in the mining or refining processes. Uranium is a heavily regulated commodity due to its use in nuclear energy and potential for nuclear proliferation. Changes in government regulations, international treaties, or geopolitical tensions can significantly impact uranium production, distribution, and consumption. Any tightening of safety, environmental, or export regulations could constrain supply, while changes in nuclear energy policies, such as the adoption of or withdrawal from nuclear power, could drastically affect demand. Uranium mining and processing involve significant environmental and social challenges, including radioactive contamination, water usage, land use conflicts and waste management. Stricter environmental regulations or increased community opposition could delay or halt mining operations, affecting supply. Operational risks such as equipment failure, accidents or unexpected geological conditions can also disrupt production. The demand for uranium is closely tied to the nuclear energy industry, which faces its own set of risks, including competition from renewable energy sources, public perception, and catastrophic incidents (e.g., Fukushima disaster). A decline in the construction of new nuclear reactors or the decommissioning of existing reactors can lead to reduced demand for uranium, negatively affecting its price. Uranium producers and nuclear energy companies may face legal challenges related to environmental damage, safety violations, or community health concerns.

Defiance Daily Target 2X Long LEU ETF | LEU Operations and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	LEU Operations and Regulatory Risk. LEU is highly dependent on foreign sources of uranium, including Russia, resulting in its potential vulnerability to supply chain disruptions, embargoes, sanctions and geo-political tensions. LEU’s growth strategies rely materially on government contracts and funding from the U.S. Department of Energy, and changes in government policies or delays in fund appropriations could adversely impair LEU’s critical projects and production. LEU has experienced historically high volatility in its corporate earnings and revenue generation, and recent and future convertible debt and other equity offerings by the company could lead to significant shareholder dilution. LEU is subject to intense competition with large, often government-owned, international uranium producers that may enjoy lower cost structures and greater financial resources than LEU.

Defiance Daily Target 2X Long LEU ETF | Oil Gas and Consumable Fuels Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Oil, Gas and Consumable Fuels Industry Risk. The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this industry are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.

Defiance Daily Target 2X Long LEU ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long LEU ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long OUST ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. OUST operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long OUST ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long OUST ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 93.82%. The Underlying Security’s annualized performance during this period was -26.38%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long OUST ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long OUST ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long OUST ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long OUST ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long OUST ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long OUST ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long OUST ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long OUST ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long OUST ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long OUST ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long OUST ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long OUST ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long OUST ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long OUST ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long OUST ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long OUST ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long OUST ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long OUST ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long OUST ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long OUST ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long OUST ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long OUST ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long OUST ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long OUST ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long OUST ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long OUST ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long OUST ETF | Electronic EquipmentÂ Instruments and Components Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Electronic Equipment, Instruments and Components Industry Risk. Companies in the electronic equipment, instruments, and components industry face risks posed by geopolitical tensions such as trade wars, sanctions, and export controls, which can disrupt the flow of critical components, raw materials, and advanced technologies. Such disruptions may lead to shortages, longer lead times, and increased costs. Geopolitical events can also destabilize key manufacturing regions. Such companies may also be heavily dependent on a single or a few suppliers for components which increases their vulnerability to unforeseeable events like natural disasters, factory fires, equipment breakdowns, or labor strikes. Limited production capacity for key components like semiconductors and potential scarcities of critical minerals (e.g., lithium) can cause production delays and cost increases. Congestion at ports, container shortages, and rising shipping costs can hinder timely delivery of components.

Defiance Daily Target 2X Long OUST ETF | OUST Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

OUST Risks. The Fund invests in swap contracts and options that are based on the share price of OUST. This subjects the Fund to certain of the same risks as if it owned shares of OUST, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of OUST, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long OUST ETF | Indirect Investment in OUST Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in OUST Risk. OUST is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of OUST but will be exposed to the performance of OUST (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from OUST, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long OUST ETF | OUST Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OUST Trading Risk. The trading price of OUST may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence OUST’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence OUST’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for OUST’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long OUST ETF | OUST Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OUST Performance Risk. OUST may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of OUST to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance OUST provides may not ultimately be accurate. If OUST’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by OUST could decline significantly.

Defiance Daily Target 2X Long OUST ETF | OUST Operational and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OUST Operational and Regulatory Risk. A significant portion of OUST’s customer/user base is comprised of early-stage technology companies that have not yet achieved full-scale production, presenting the risk that a substantial segment of OUST’s customer may fail, which would adversely impact OUST’s future sales and revenue. OUST has experienced negative cash flows and operating losses and may continue to do so and may not reach profitability in the future. The market for LiDAR components and software is intensively competitive and OUST competes against established and more resourced companies. OUST operates manufacturing facilities outside the United States, which involves risks related to supply chain disruptions as well as adverse political, trade, and regulatory developments (including recently announced tariffs) that are beyond its control, which could negatively impact OUST’s operations, financial performance and stock price.

Defiance Daily Target 2X Long OUST ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long OUST ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long RDW ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. RDW operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long RDW ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long RDW ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical volatility rate for the period from April 4, 2022 (the earliest date available), to March 31, 2026, was 91.36%. The Underlying Security’s annualized performance during this period was 5.58%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long RDW ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long RDW ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long RDW ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long RDW ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long RDW ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long RDW ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long RDW ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long RDW ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long RDW ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long RDW ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long RDW ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long RDW ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long RDW ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long RDW ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long RDW ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long RDW ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long RDW ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long RDW ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long RDW ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long RDW ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long RDW ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long RDW ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long RDW ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long RDW ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long RDW ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long RDW ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long RDW ETF | RDW Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

RDW Risks. The Fund invests in swap contracts and options that are based on the share price of RDW. This subjects the Fund to certain of the same risks as if it owned shares of RDW, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of RDW, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long RDW ETF | Indirect Investment in RDW Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in RDW Risk. RDW is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of RDW but will be exposed to the performance of RDW (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from RDW, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long RDW ETF | RDW Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	RDW Trading Risk. The trading price of RDW may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence RDW’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence RDW’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for RDW’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long RDW ETF | RDW Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	RDW Performance Risk. RDW may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RDW to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RDW provides may not ultimately be accurate. If RDW’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RDW could decline significantly.

Defiance Daily Target 2X Long RDW ETF | RDW Operational and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	RDW Operational and Regulatory Risk. The in-space infrastructure market is still emerging and may not grow at the pace upon which RDW’s revenue and profitability projections are based, and the company faces intense competition from established aerospace giants and specialized new-space startups. RDW has been historically unprofitable with a history of significant losses and negative cash flow, as the company scales its manufacturing and integrates acquisitions of other companies. Its rapid expansion through multiple acquisitions poses risks to shareholder value, primarily driven by the potential for overpaying for targets, cultural clashes, and complex integration failures, as well as high debt loads, loss of key talent, unexpected costs, and operational disruptions that can cause revenue declines. RDW is highly reliant on U.S. and international government contracts, making its operations and revenues susceptible to negative impacts due to delays in government funding cycles or shutdowns. RDW is subject to a wide variety of trade control laws and regulations, including export controls and stringent U.S. economic sanctions, as well as other extensive and evolving government laws and regulations, and compliance failures could materially and adversely impact RDW’s business.

Defiance Daily Target 2X Long RDW ETF | Aerospace & Defense Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Aerospace & Defense Industry Risks. Companies in the aerospace and defense industry are subject to risks stemming from their reliance on government budgets and spending priorities, which can fluctuate due to political and economic pressures. These companies often operate in highly competitive markets and may face challenges from both domestic and international competitors. The aerospace and defense industry is also affected by geopolitical tensions, trade policies, and regulatory changes that can impact market access and operational efficiency. Aerospace and defense companies typically rely on complex supply chains for specialized components and materials. Disruptions in these supply chains, whether due to shortages, price increases, or geopolitical factors, can significantly affect production and profitability. Additionally, technological advancements are critical for maintaining competitiveness in this sector, but the high cost and uncertain outcomes of research and development efforts may pose financial risks. Companies in this industry face heightened cybersecurity risks due to the sensitive nature of their technologies, and breaches can lead to operational disruptions, reputational damage, and regulatory scrutiny. Long-term fixed-cost contracts, which are common in this sector, may expose companies to financial losses if costs exceed estimates. Furthermore, environmental and safety regulations, as well as export controls, tariffs, and trade restrictions, impose significant compliance costs and may limit market opportunities. The aerospace and defense industry is inherently cyclical and influenced by global political and economic developments, which can contribute to earnings volatility and investment risks.

Defiance Daily Target 2X Long RDW ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long RDW ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long RVMD ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long RVMD ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s 5-year annualized historical volatility rate for the period ended March 31, 2026, was 60.94%. The Underlying Security’s annualized performance during this period was 16.20%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long RVMD ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long RVMD ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long RVMD ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long RVMD ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long RVMD ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long RVMD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long RVMD ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long RVMD ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long RVMD ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long RVMD ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long RVMD ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long RVMD ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long RVMD ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long RVMD ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long RVMD ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long RVMD ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long RVMD ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long RVMD ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long RVMD ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long RVMD ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long RVMD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long RVMD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long RVMD ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long RVMD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long RVMD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long RVMD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long RVMD ETF | RDW Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	RVMD Performance Risk. RVMD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RVMD to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RVMD provides may not ultimately be accurate. If RVMD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RVMD could decline significantly.

Defiance Daily Target 2X Long RVMD ETF | RDW Operational and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	RVMD Operational and Regulatory Risk. RVMD is a clinical-stage precision oncology company with a limited operating history and with no products approved for commercial sale to date. Its products face rigorous regulatory approval processes, and drug treatments being developed by RVMD may ultimately fail to show efficacy or safety. As a pre-commercial biotech company, RVMD has no revenues from sales of product, while incurring significant research and development expenses, resulting in a significantly high negative cash flow. It may never be profitable. The cancer therapeutics market is intensely competitive and RVMD’s success is dependent upon successfully developing and commercializing its therapies prior to its competitors bringing similar products to market. Notwithstanding any promising preliminary test results or data from its treatments in development, the company faces intense and complex regulatory approval processes and potential manufacturing challenges before it successfully brings its first product to market. If it fails obtain and maintain sufficient patents and other intellectual property protections for its treatments and technologies, it may not be able to complete effectively in the biotech market sectors. RVMD’s commercial success is heavily reliant on third party developers and manufacturers outside of its control, and any disruptions to such relations could adversely impact its operations and supply chain and in turn its financial performance and stock price.

Defiance Daily Target 2X Long RVMD ETF | RVMD Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

RVMD Risks. The Fund invests in swap contracts and options that are based on the share price of RVMD. This subjects the Fund to certain of the same risks as if it owned shares of RVMD, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of RVMD, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long RVMD ETF | Indirect Investment in RVMD Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in RVMD Risk. RVMD is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of RVMD but will be exposed to the performance of RVMD (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from RVMD, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long RVMD ETF | RVMD Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	RVMD Trading Risk. The trading price of RVMD may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence RVMD’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence RVMD’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for RVMD’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long RVMD ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the healthcare sector.

Defiance Daily Target 2X Long RVMD ETF | Biotechnology Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Biotechnology Company Risk. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Defiance Daily Target 2X Long RVMD ETF | Pharmaceutical Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Defiance Daily Target 2X Long RVMD ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long RVMD ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long STX ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. STX operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long STX ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long STX ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 43.67%. The Underlying Security’s annualized performance during this period was 38.52%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long STX ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long STX ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long STX ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long STX ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long STX ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long STX ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long STX ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long STX ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long STX ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long STX ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long STX ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long STX ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long STX ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long STX ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long STX ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long STX ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long STX ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long STX ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long STX ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long STX ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long STX ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long STX ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long STX ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long STX ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long STX ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long STX ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long STX ETF | Key Customer Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Key Customer Risks. Some of STX’s key customers, such as original equipment manufacturer (“OEM”) customers including large hyperscale data center companies and cloud service providers (“CSPs”), account for a large portion of its revenue in mass capacity markets. While STX has long-standing relationships with many of its customers, if any key customers were to significantly reduce, defer or cancel their purchases or delay product acceptances, or STX were prohibited from selling to those key customers for any reason, such as export regulations or other factors beyond its control, STX’s revenues and results of operations may be materially and adversely affected, particularly if it is unable to collect any applicable cancellation charges. Although sales to key customers may vary from period to period, a key customer that permanently discontinues or significantly reduces its relationship with STX, or that STX is prohibited from selling to, could be difficult to replace. In line with industry practice, new key customers usually require that STX passes a lengthy and rigorous qualification process. Accordingly, it may be a difficult, costly or prolonged process to attract and sign new key customers.

Defiance Daily Target 2X Long STX ETF | STX Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

STX Risks. The Fund invests in swap contracts and options that are based on the share price of STX. This subjects the Fund to certain of the same risks as if it owned shares of STX, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of STX, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long STX ETF | Indirect Investment in STX Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in STX Risk. STX is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of STX but will be exposed to the performance of STX (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from STX, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long STX ETF | STX Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	STX Trading Risk. The trading price of STX may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence STX’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence STX’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for STX’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long STX ETF | STX Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	STX Performance Risk. STX may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of STX to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance STX provides may not ultimately be accurate. If STX’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by STX could decline significantly.

Defiance Daily Target 2X Long STX ETF | STX Operational and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	STX Operational and Regulatory Risk. A significant portion of STX’s manufacturing is based in China, subjecting the company to adverse impacts of geopolitical tensions and potential escalation of U.S.-China trade conflicts or potential export restrictions that could disrupt STX’s supply chains and deliveries of product to customers. STX is subject to various laws, regulations and government polices of multiple jurisdictions that may result in significant compliance expenses, or penalties for non-compliance, and negatively impact the company’s operations and financial condition. Recent sharp increases in STX’s stock price may not be sustainable, making future investments in (or exposure to) STX stock vulnerable to market correction. STX has historically maintained high levels of debt, requiring significant amounts of cash to service its outstanding indebtedness and reducing capital available for product and business development.

Defiance Daily Target 2X Long STX ETF | Technology Hardware Storage & Peripherals Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Hardware, Storage & Peripherals Industry Risk. Technology hardware, storage and peripherals companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by these companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology hardware companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results.

Defiance Daily Target 2X Long STX ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long STX ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long VSAT ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. VSAT operates within the technology sector, and the market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Defiance Daily Target 2X Long VSAT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long VSAT ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended March 31, 2026, was 73.35%. The Underlying Security’s annualized performance during this period was -1.41%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long VSAT ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long VSAT ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long VSAT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long VSAT ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long VSAT ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long VSAT ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long VSAT ETF | Intra-Day Investment Risk [Member]
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Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long VSAT ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long VSAT ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long VSAT ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long VSAT ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long VSAT ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long VSAT ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long VSAT ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long VSAT ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long VSAT ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long VSAT ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long VSAT ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long VSAT ETF | Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long VSAT ETF | Liquidity Risks [Member]
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Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long VSAT ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long VSAT ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long VSAT ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long VSAT ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long VSAT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long VSAT ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long VSAT ETF | VSAT Risks [Member]
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VSAT Risks. The Fund invests in swap contracts and options that are based on the share price of VSAT. This subjects the Fund to certain of the same risks as if it owned shares of VSAT, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of VSAT, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long VSAT ETF | Indirect Investment in VSAT Risk [Member]
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●	Indirect Investment in VSAT Risk. VSAT is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of VSAT but will be exposed to the performance of VSAT (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from VSAT, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long VSAT ETF | VSAT Trading Risk [Member]
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●	VSAT Trading Risk. The trading price of VSAT may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence VSAT’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence VSAT’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for VSAT’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long VSAT ETF | VSAT Performance Risk [Member]
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●	VSAT Performance Risk. VSAT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of VSAT to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance VSAT provides may not ultimately be accurate. If VSAT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by VSAT could decline significantly.

Defiance Daily Target 2X Long VSAT ETF | VSAT Operational and Regulatory Risk [Member]
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●	VSAT Operational and Regulatory Risk. VSAT carries a substantial debt load following recent acquisitions, requiring significant amounts of cash to service its outstanding indebtedness and reducing capital available for product and business development. VSAT has in the past has experienced deployment and functional satellite failures or delays that have impacted it finances and weakened its competitive position, and there is no guarantee such events will not recur in the future. A significant portion of VSAT’s revenue is tied to government or commercial aviation contracts, which potentially renders the company vulnerable to losses resulting from contract delays, government fund shortfalls or shutdowns. Competitors also utilizing low earth orbit satellites to provide communications services are aggressively gaining market share in rural broadband and mobility sectors, which potentially threatens VSAT’s market position in those sectors. Its business is subject to extensive government regulation worldwide, and its ability to provide services to its customers and generate revenues could be harmed by adverse government regulatory actions.

Defiance Daily Target 2X Long VSAT ETF | Communications Equipment Industry Risk [Member]
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●	Communications Equipment Industry Risk. Failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence can significantly affect the communications equipment industry. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. These companies can also be significantly affected by competition with alternative technologies, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Defiance Daily Target 2X Long VSAT ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long VSAT ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.